Cryptocurrencies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($) item
Quantities (in coins)
Balance at the beginning | item	4.47	82.32	7.17
Revenue recognized from cryptocurrencies mined | item		95.62	272.38
Hosting fees settled in cryptocurrencies | item	(4.47)	(7.6)	(22.14)
Proceeds from sale of cryptocurrencies | item		(165.87)	(175.09)
Balance at the end | item		4.47	82.32	7.17
Cryptocurrencies, amount
Balance at the beginning	$ 178,687	$ 2,084,330	$ 141,888
Revenue recognized from cryptocurrencies mined		2,888,482	6,261,091
Hosting fees settled in cryptocurrencies	(426,250)	(212,344)	(428,839)
Proceeds from sale of cryptocurrencies		(4,668,828)	(4,384,562)
Realized gain on sale/exchange of cryptocurrencies	247,563	94,149	676,015
Impairment loss of cryptocurrencies	$ 0	(7,102)	(181,263)	$ (181,263)
Balance at the end		$ 178,687	$ 2,084,330	$ 141,888